Consolidated Income Statements - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues		€ 561,752	€ 489,302	€ 421,788
Cost of sales		(219,462)	(190,471)	(162,568)
Gross profit		342,290	298,831	259,220
Other income		86	97	333
Sales and marketing costs		(36,494)	(33,465)	(29,941)
General and administrative costs		(194,646)	(167,190)	(138,557)
Operating income		111,236	98,273	91,055
Finance income		4,094	1,411	1,206
Finance expense		(65,878)	(45,778)	(37,475)
Profit before taxation		49,452	53,906	54,786
Income tax expense		(18,334)	(14,839)	(16,450)
Net income	[1],[2]	€ 31,118	€ 39,067	€ 38,336
Earnings per share attributable to shareholders:
Basic earnings per share: (€)		€ 0.43	€ 0.55	€ 0.54
Diluted earnings per share: (€)	[2]	€ 0.43	€ 0.55	€ 0.54

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.